[CLIFFORD CHANCE US LLP LETTERHEAD]

July 17, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               Morgan Stanley Emerging Markets Debt Fund, Inc. (the “Fund”)

Registration Statement Under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-referenced Fund and pursuant to Rules 101 and 102 of Regulation S-T, enclosed herewith for filing via EDGAR under the Securities Act of 1933, as amended, is the Fund’s registration statement on Form N-14 8C (the “Registration Statement on Form N-14 8C”).  The Registration Statement on Form N-14 8C includes a preliminary proxy statement for the Special Meeting of Stockholders of Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity Bond”), a closed-end management investment company, to be held on or about November 18, 2009.

The Registration Statement on Form N-14 8C relates to the proposed combination of substantially all of the assets of Global Opportunity Bond with those of the Fund, whereby stockholders of Global Opportunity Bond will become stockholders of the Fund, receiving shares of common stock of the Fund equal to the value of their holding in Global Opportunity Bond on the date of such transaction pursuant to an Agreement and Plan of Reorganization, dated June 19, 2009.

We understand that we may expect comments on this filing in approximately 20-25 days.  Subsequent to the receipt of comments, we will file a pre-effective amendment to this filing to include a definitive proxy statement together with the Annual Report of the Fund for the fiscal year ended December 31, 2008, all consents and opinions, the form of proxy, and any other required information.

Should you have any questions regarding this Registration Statement on Form N-14 8C or the foregoing matters, please do not hesitate to contact Richard Horowitz at (212) 878-8110 or Allison M. Harlow at (212) 878-4988.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz